Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at December 31, 2019 (Successor) and December 31, 2018 (Successor) are as follows:

	Successor		Successor
	December 31, 2019		December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	395	488	476	476

Liabilities
Secured credit facilities (Level 2)	5,464	5,549	5,388	5,519
Credit facilities contained within variable interest entities (Level 2)	590	598	612	626
Senior Secured Notes (Level 1)	404	476	770	769
Related party loans payable by the VIE (Level 2)	229	239	222	226

(1)	Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis

Schedule of financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2019 (Successor) and December 31, 2018 (Successor) are as follows:

	Successor		Successor
	December 31, 2019		December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	1,115	1,115	1,542	1,542
Restricted cash (Level 1)	242	242	461	461
Marketable securities (Level 1)	11	11	57	57
Related party loans receivable - Archer convertible debt (Level 3)	35	35	43	43
Interest rate cap (Level 2)	3	3	39	39

Temporary equity
Redeemable non-controlling interest (Level 3)	57	57	38	38